Net profit/(loss) and earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of the calculation of earnings per share attributed to the parent company [Table Text Block]

(Million euro, except otherwise indicated)	2025	2024	2023
Net profit/(loss) attributable to ordinary equity holders of the parent:
Continuing operations	868	3,225	325
Discontinued operations	20	14	16
Net cost of subordinated perpetual bond	—	—	(5)
Profit/(loss) attributable to ordinary equity holders of the parent for basic earnings	888	3,239	336
Effects of dilution	—	—	—
Profit/(loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	888	3,239	336

Weighted average number of ordinary shares for basic EPS (*) (thousands of shares)	718,716	724,191	728,255
Effects of dilution	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution (thousands of shares)	718,716	724,191	728,255

Profit/(loss) attributable to ordinary equity holders of the parent from discontinued operations for the basic EPS calculations	20	14	16
Effects of dilution	—	—	—
Profit/(loss) attributable to ordinary equity holders of the parent from discontinued operations for the diluted EPS calculations	20	14	16
(*) The weighted average number of ordinary shares is calculated by reducing in this figure the number of treasury shares acquired during the year.

Earnings per share [text block]

		2025	2024	2023
Net earnings per share attributed to the parent company (in euros)	Diluted	1.24	4.47	0.46
	Basic	1.24	4.47	0.46
Net earnings per share attributed to the parent company, continuing operations (in euros)	Diluted	1.21	4.45	0.44
	Basic	1.21	4.45	0.44
Net earnings per share attributed to the parent company, discontinued operations (in euros)	Diluted	0.03	0.02	0.02
	Basic	0.03	0.02	0.02